Borrowings - Debt Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	$ 2,875,598
Not later than one year
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	531,209
Later than one year and not later than three years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	1,313,170
Later than three years and not later than five years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	412,291
More than five years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	$ 618,928
Average
Borrowings Repayment Schedule / Total
Interest rate	4.84%	4.14%